KEELEY Small Cap Dividend Value Fund
Schedule of Investments—June 30, 2024 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 97.3%
Automotive  — 0.9%
89,241 Standard Motor Products Inc. .......................... $ 2,474,653
Banking  — 11.0%
94,178 Atlantic Union Bankshares Corp. ..................... 3,093,747
127,910 Cadence Bank .................................................... 3,617,295
166,005 Columbia Banking System Inc. ......................... 3,301,840
119,634 First Bancorp/Southern Pines NC .................... 3,818,717
141,591 NCR Atleos Corp.† ............................................ 3,825,789
79,235 OceanFirst Financial Corp. ............................... 1,259,044
151,142 South Plains Financial Inc. ................................ 4,080,834
123,056 Timberland Bancorp Inc. ................................... 3,333,587
41,356 Wintrust Financial Corp. ................................... 4,076,047
30,406,900
Broadcasting  — 1.6%
25,962 Nexstar Media Group Inc. ................................ 4,309,951
Building and Construction  — 4.2%
61,530 KB Home ............................................................ 4,318,175
149,167 Primoris Services Corp. ..................................... 7,441,942
11,760,117
Business Services  — 9.8%
92,317 ABM Industries Inc. ........................................... 4,668,471
320,991 ADTRAN Holdings Inc. .................................... 1,688,413
78,813 Cass Information Systems Inc. .......................... 3,158,037
124,274 EVERTEC Inc. .................................................... 4,132,110
167,808 Heartland Express Inc. ...................................... 2,069,073
280,073 Outfront Media Inc., REIT ................................ 4,005,044
140,351 Plymouth Industrial REIT Inc. .......................... 3,000,704
123,853 STAG Industrial Inc., REIT ............................... 4,466,139
27,187,991
Computer Software and Services  — 1.4%
71,368 Progress Software Corp. .................................... 3,872,428
Consumer Products  — 4.6%
101,455 Kontoor Brands Inc. ........................................... 6,711,248
68,801 Spectrum Brands Holdings Inc. ........................ 5,912,070
12,623,318
Consumer Services  — 1.5%
102,744 National Storage Affiliates Trust, REIT ............ 4,235,108
Diversified Industrial  — 9.4%
61,988 Crane NXT Co. ................................................... 3,807,303
20,110 Enpro Inc. ........................................................... 2,927,413
39,517 Esab Corp. .......................................................... 3,731,590
84,694 Helios Technologies Inc. .................................... 4,044,138
49,928 Hillenbrand Inc. ................................................. 1,998,119
68,138 Olin Corp. ........................................................... 3,212,707
69,863 Spirit AeroSystems Holdings Inc., Cl. A† ........ 2,296,397
47,197 VSE Corp. ........................................................... 4,166,551
26,184,218
Electronics  — 1.0%
35,986 Dolby Laboratories Inc., Cl. A .......................... 2,851,171
Energy and Utilities  — 14.1%
60,166 ALLETE Inc. ....................................................... 3,751,350
44,781 Argan Inc. ........................................................... 3,276,178
88,053 Atlantica Sustainable Infrastructure plc ........... 1,932,763
169,486 Atlas Energy Solutions Inc. ............................... 3,377,856
49,778 Black Hills Corp. ................................................ 2,706,927
Shares
Market
Value
72,065 ChampionX Corp. .............................................. $ 2,393,279
24,865 Chord Energy Corp. .......................................... 4,169,363
58,064 International Seaways Inc. ................................ 3,433,324
122,559 Primo Water Corp. ............................................. 2,679,140
56,286 Southwest Gas Holdings Inc. ............................ 3,961,409
286,412 TechnipFMC plc ................................................. 7,489,674
39,171,263
Equipment and Supplies  — 2.7%
946,894 Ardagh Metal Packaging SA ............................. 3,219,440
82,906 Cactus Inc., Cl. A ................................................ 4,372,462
7,591,902
Financial Services  — 17.0%
101,231 Air Lease Corp. .................................................. 4,811,509
252,182 Alpine Income Property Trust Inc., REIT ........ 3,923,952
60,056 Brightsphere Investment Group Inc. ................ 1,331,442
101,343 Enact Holdings Inc. ........................................... 3,107,176
79,423 Federated Hermes Inc. ...................................... 2,611,428
111,547 Hilltop Holdings Inc. ......................................... 3,489,190
105,830 James River Group Holdings Ltd. .................... 818,066
212,285 Macatawa Bank Corp. ....................................... 3,099,361
151,251 Pacific Premier Bancorp Inc. ............................. 3,474,236
204,048 Silvercrest Asset Management Group Inc.,
Cl. A ................................................................. 3,181,108
55,243 SouthState Corp. ................................................ 4,221,670
77,981 Synovus Financial Corp. ................................... 3,134,056
120,364 Victory Capital Holdings Inc., Cl. A ................. 5,744,974
186,457 Virtu Financial Inc., Cl. A .................................. 4,185,960
47,134,128
Food and Beverage  — 1.4%
233,844 WK Kellogg Co. ................................................. 3,849,072
Health Care  — 10.3%
224,964 CareTrust REIT Inc. ........................................... 5,646,596
2,280 Chemed Corp. .................................................... 1,237,082
223,197 Embecta Corp. .................................................... 2,789,963
419,672 Global Medical REIT Inc. .................................. 3,810,622
21,309 Mesa Laboratories Inc. ...................................... 1,848,982
158,050 Perrigo Co. plc ................................................... 4,058,724
138,107 Premier Inc., Cl. A .............................................. 2,578,458
52,567 The Ensign Group Inc. ...................................... 6,502,012
28,472,439
Metals and Mining  — 2.0%
37,629 Kaiser Aluminum Corp. .................................... 3,307,589
136,870 Osisko Gold Royalties Ltd., New York ............ 2,132,435
5,440,024
Paper and Forest Products  — 1.3%
418,472 Mercer International Inc. ................................... 3,573,751
Retail  — 3.1%
60,075 Jack in the Box Inc. ............................................. 3,060,220
11,978 Penske Automotive Group Inc. ......................... 1,784,962
97,987 Shoe Carnival Inc. .............................................. 3,614,740
8,459,922
TOTAL COMMON STOCKS ......................... 269,598,356

KEELEY Small Cap Dividend Value Fund
Schedule of Investments (Continued)—June 30, 2024 (Unaudited)
2
__________
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 2.7%
$ 7,490,000 U.S. Treasury Bills,
5.283% to 5.316%††,
08/22/24 to 09/26/24 ........................................ $ 7,400,186
TOTAL INVESTMENTS — 100.0%
(Cost $215,683,441) ......................................... $ 276,998,542
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
REIT Real Estate Investment Trust